Risk and Capital Management - Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	R$ 765,719,000,000	R$ 752,920,000,000
Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	488,201,000,000	419,252,000,000
Estimated fair value [member] | Other [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		5,000,000
Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,267,000,000	4,326,000,000
Estimated fair value [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	366,998,000,000	327,720,000,000
Estimated fair value [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	39,317,000,000	27,548,000,000
Estimated fair value [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	318,000,000	1,129,000,000
Estimated fair value [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,977,000,000	2,754,000,000
Estimated fair value [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,820,000,000	2,378,000,000
Estimated fair value [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,984,000,000	2,411,000,000
Estimated fair value [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,427,000,000	1,385,000,000
Estimated fair value [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,317,000,000	8,211,000,000
Estimated fair value [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,782,000,000	1,530,000,000
Estimated fair value [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	710,000,000	652,000,000
Estimated fair value [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,622,000,000	6,065,000,000
Estimated fair value [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	329,000,000	115,000,000
Estimated fair value [member] | Government securities - abroad [member] | France [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		891,000,000
Estimated fair value [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,000,000
Estimated fair value [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	23,000,000	22,000,000
Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	112,936,000,000	87,206,000,000
Estimated fair value [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	327,681,000,000	300,172,000,000
Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,341,000,000	4,003,000,000
Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,312,000,000	10,926,000,000
Bank deposit certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,217,000,000	2,145,000,000
Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	51,510,000,000	30,950,000,000
Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,732,000,000	6,895,000,000
Financial bills [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	18,514,000,000	19,724,000,000
Promissory notes [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,311,000,000	1,490,000,000
Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	15,999,000,000	11,073,000,000
Stage 1 [member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	483,745,000,000	413,976,000,000
Stage 1 [member] | Estimated fair value [member] | Other [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		5,000,000
Stage 1 [member] | Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,062,000,000	4,129,000,000
Stage 1 [member] | Estimated fair value [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	366,998,000,000	327,546,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	39,317,000,000	27,548,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	318,000,000	1,129,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,977,000,000	2,754,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,820,000,000	2,378,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,984,000,000	2,411,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,427,000,000	1,385,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,317,000,000	8,211,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,782,000,000	1,530,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	710,000,000	652,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,622,000,000	6,065,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	329,000,000	115,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | France [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		891,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	23,000,000	22,000,000
Stage 1 [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	108,685,000,000	82,301,000,000
Stage 1 [member] | Estimated fair value [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	327,681,000,000	299,998,000,000
Stage 1 [member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	481,569,000,000	412,507,000,000
Stage 1 [member] | At cost [member] | Other [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		5,000,000
Stage 1 [member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,322,000,000	4,335,000,000
Stage 1 [member] | At cost [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	364,078,000,000	325,734,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	39,405,000,000	27,614,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	349,000,000	1,121,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,979,000,000	2,770,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,820,000,000	2,378,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,984,000,000	2,411,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,427,000,000	1,385,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,227,000,000	8,204,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,959,000,000	1,602,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	716,000,000	656,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,585,000,000	6,054,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	328,000,000	115,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | France [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		891,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	23,000,000	22,000,000
Stage 1 [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	109,169,000,000	82,438,000,000
Stage 1 [member] | At cost [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	324,637,000,000	298,120,000,000
Stage 1 [member] | Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,114,000,000	3,848,000,000
Stage 1 [member] | Rural product note [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,122,000,000	3,855,000,000
Stage 1 [member] | Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,280,000,000	10,436,000,000
Stage 1 [member] | Real estate receivables certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,253,000,000	10,419,000,000
Stage 1 [member] | Bank deposit certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,217,000,000	2,145,000,000
Stage 1 [member] | Bank deposit certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,217,000,000	2,145,000,000
Stage 1 [member] | Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	47,607,000,000	27,068,000,000
Stage 1 [member] | Debentures [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	47,751,000,000	27,306,000,000
Stage 1 [member] | Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,704,000,000	6,895,000,000
Stage 1 [member] | Eurobonds and others [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,671,000,000	6,950,000,000
Stage 1 [member] | Financial bills [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	18,514,000,000	19,724,000,000
Stage 1 [member] | Financial bills [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	18,517,000,000	19,724,000,000
Stage 1 [member] | Promissory notes [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,311,000,000	1,463,000,000
Stage 1 [member] | Promissory notes [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,314,000,000	1,465,000,000
Stage 1 [member] | Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	15,938,000,000	10,722,000,000
Stage 1 [member] | Other [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	16,324,000,000	10,574,000,000
Stage 2 [member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	402,000,000	3,111,000,000
Stage 2 [member] | Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		174,000,000
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	402,000,000	2,937,000,000
Stage 2 [member] | Estimated fair value [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	174,000,000
Stage 2 [member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	637,000,000	4,140,000,000
Stage 2 [member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		232,000,000
Stage 2 [member] | At cost [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	637,000,000	3,908,000,000
Stage 2 [member] | At cost [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	232,000,000
Stage 2 [member] | Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	58,000,000
Stage 2 [member] | Rural product note [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	62,000,000
Stage 2 [member] | Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	11,000,000	55,000,000
Stage 2 [member] | Real estate receivables certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,000,000	55,000,000
Stage 2 [member] | Bank deposit certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Bank deposit certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	0
Stage 2 [member] | Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	283,000,000	2,557,000,000
Stage 2 [member] | Debentures [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	336,000,000	3,323,000,000
Stage 2 [member] | Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	28,000,000
Stage 2 [member] | Eurobonds and others [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	29,000,000	0
Stage 2 [member] | Financial bills [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 2 [member] | Financial bills [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	0
Stage 2 [member] | Promissory notes [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	15,000,000
Stage 2 [member] | Promissory notes [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	15,000,000
Stage 2 [member] | Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	22,000,000	310,000,000
Stage 2 [member] | Other [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	200,000,000	515,000,000
Stage 3 [member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,054,000,000	2,165,000,000
Stage 3 [member] | Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	205,000,000	197,000,000
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,849,000,000	1,968,000,000
Stage 3 [member] | Estimated fair value [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,739,000,000	5,875,000,000
Stage 3 [member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	955,000,000	918,000,000
Stage 3 [member] | At cost [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Government securities - abroad [member] | Germany [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,784,000,000	4,957,000,000
Stage 3 [member] | At cost [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	169,000,000	155,000,000
Stage 3 [member] | Rural product note [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	204,000,000	326,000,000
Stage 3 [member] | Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	21,000,000	435,000,000
Stage 3 [member] | Real estate receivables certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	20,000,000	793,000,000
Stage 3 [member] | Bank deposit certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Bank deposit certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,620,000,000	1,325,000,000
Stage 3 [member] | Debentures [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,311,000,000	3,563,000,000
Stage 3 [member] | Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Eurobonds and others [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Financial bills [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Financial bills [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0
Stage 3 [member] | Promissory notes [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	12,000,000
Stage 3 [member] | Promissory notes [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	24,000,000
Stage 3 [member] | Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	39,000,000	41,000,000
Stage 3 [member] | Other [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	R$ 249,000,000	R$ 251,000,000